27. Other Operating Income, Net (Tables)	12 Months Ended
Dec. 31, 2017
Other Operating Income Net Tables
Other operating income net
	2017	2016	2015

Commercial partnerships (1)	52,731	59,761	50,763
Merchandising (2)	53,870	38,851	29,158
Loyalty program (3)	26,419	19,411	22,455
Ultracargo – fire accident in Santos (4)	(39,080)	76,443	(92,192)
Reversal of provision – ICMS from PIS and COFINS tax bases (see Note 20.a.1.2)	49,152	-	-
TCC – Cia. Ultragaz e Bahiana (5)	(85,819)	-	-
Compensation of undue use of Ultratecno brand	-	-	16,000
Adjustment of working capital and net debt – Extrafarma acquisition (6)	-	-	13,784
Others	2,087	4,506	10,616

Other operating income, net	59,360	198,972	50,584